Semi-Annual Report
                                October 29, 1999

                          The AAL U.S. Government Zero
                         Coupon Target Fund Series 2001

                          The AAL U.S. Government Zero
                         Coupon Target Fund Series 2006


                                   [AAL LOGO]
                              The AAL Mutual Funds

                               President's Letter

                                   [AAL LOGO]
                              The AAL Mutual Funds

October 29, 1999


Dear shareholder:

We are pleased to provide you with the updated semi-annual report for The AAL U.S. Government Zero Coupon Target Funds. In addition to the Target Funds, which are no longer open to investors, we also offer ten other diverse Funds (available in Class A, B and I shares) to help you plan for your financial future, including:

EQUITY-ORIENTED FUNDS*
- The AAL Small Cap Stock Fund-Investing in Small Company Stocks
- The AAL Mid Cap Stock Fund-Investing in Mid-Sized Company Stocks
- The AAL International Fund-Investing in Foreign Stocks
- The AAL Capital Growth Fund-Investing in Income-Producing Equity Securities
- The AAL Balanced Fund-Investing in Stocks, Bonds and Money Market Instruments

INCOME-ORIENTED FUNDS*
- The AAL High Yield Bond Fund-Investing in Below Investment Grade Bonds
- The AAL Municipal Bond Fund-Investing in Investment Grade Municipal Bonds
- The AAL Bond Fund-Investing in Investment Grade Bonds
- The AAL Money Market Fund-Investing in Money Market Instruments

To invest in these Funds, you can either use new dollars to purchase shares, or you can use our exchange privilege to exchange your current Target Fund shares for those of another Fund-without additional sales charge. For more information about these Funds and the exchange privilege, contact your local registered representative or call Capital Connection(R) at (800) 553-6319 for your complimentary prospectus kit.

Thank you again for your continued confidence in The AAL Mutual Funds. We look forward to serving you again in the near future.

Sincerely,

/s/Bob Same

Bob Same
President
The AAL Mutual Funds

*The prospectus contains more complete information about The AAL Mutual Funds, including charges and expenses. You should read the prospectus carefully before you invest or send money.

Value of a $10,000 Investment
Including 4.75% Sales Charge

[LINE CHART APPEARS HERE]

                  TARGET FUND      TARGET FUND     LEHMAN BROTHERS
DATE              SERIES 2001      SERIES 2006     AGGREGATE BOND INCEX


 14-Nov-90         9,523.81        9,523.81         10,000.00
 30-Nov-90         9,676.19        9,733.33         10,078.55
 31-Dec-90         9,894.55       10,021.66         10,235.78
 31-Jan-91         9,913.78        9,915.87         10,362.70
 28-Feb-91         9,904.17        9,944.72         10,450.78
 29-Mar-91         9,856.09        9,887.01         10,522.89
 30-Apr-91         9,856.09        9,915.87         10,636.54
 31-May-91         9,740.70        9,704.28         10,698.23
 28-Jun-91         9,586.85        9,473.45         10,692.88
 31-Jul-91         9,683.01        9,579.25         10,841.51
 30-Aug-91        10,000.32        9,983.19         11,075.69
 30-Sep-91        10,365.72       10,406.37         11,300.53
 31-Oct-91        10,317.64       10,319.81         11,425.96
 30-Nov-91        10,413.80       10,310.19         11,531.08
 31-Dec-91        11,868.69       11,957.50         11,873.55
 31-Jan-92        11,247.84       11,270.64         11,712.07
 28-Feb-92        11,216.80       11,176.98         11,788.20
 31-Mar-92        10,989.15       11,000.07         11,722.19
 30-Apr-92        10,978.80       10,843.96         11,806.59
 31-May-92        11,175.41       11,218.61         12,029.73
 30-Jun-92        11,413.40       11,301.86         12,195.74
 31-Jul-92        11,879.04       11,978.31         12,444.54
 31-Aug-92        11,972.17       12,019.94         12,570.23
 30-Sep-92        12,282.60       12,311.33         12,719.81
 30-Oct-92        11,848.00       11,666.11         12,550.64
 30-Nov-92        11,641.05       11,697.33         12,553.15
 31-Dec-92        12,702.84       12,983.71         12,752.74
 29-Jan-93        13,023.45       13,328.91         12,997.60
 26-Feb-93        13,532.01       14,041.56         13,225.05
 31-Mar-93        13,520.95       13,919.08         13,280.60
 30-Apr-93        13,543.06       13,941.35         13,373.56
 28-May-93        13,443.56       13,907.94         13,390.95
 30-Jun-93        13,841.56       14,553.79         13,633.33
 30-Jul-93        14,033.81       15,025.08         13,711.04
 31-Aug-93        14,421.18       15,572.87         13,950.98
 30-Sep-93        14,520.79       15,762.92         13,988.65
 29-Oct-93        14,498.66       15,762.92         14,040.40
 30-Nov-93        14,000.61       14,958.01         13,921.06
 31-Dec-93        14,861.31       15,941.32         13,996.23
 31-Jan-94        15,052.99       16,373.19         14,185.18
 28-Feb-94        14,362.96       15,268.10         13,938.36
 31-Mar-94        13,724.03       14,251.92         13,594.08
 29-Apr-94        13,468.47       13,921.66         13,485.33
 31-May-94        13,379.02       13,832.75         13,483.98
 30-Jun-94        13,225.68       13,515.19         13,454.32
 29-Jul-94        13,468.47       13,959.77         13,722.06
 31-Aug-94        13,353.46       13,769.23         13,738.53
 30-Sep-94        12,982.89       13,108.72         13,536.57
 31-Oct-94        12,803.99       12,918.18         13,524.39
 30-Nov-94        12,688.98       12,956.29         13,494.63
 30-Dec-94        13,580.66       14,112.16         13,587.75
 31-Jan-95        13,788.74       14,431.63         13,856.78
 28-Feb-95        14,260.38       14,945.56         14,186.57
 31-Mar-95        14,232.64       14,959.45         14,273.11
 28-Apr-95        14,385.23       15,181.68         14,472.94
 31-May-95        15,148.19       16,542.90         15,033.04
 30-Jun-95        15,217.55       16,681.80         15,142.78
 31-Jul-95        14,981.73       16,237.32         15,109.47
 31-Aug-95        15,106.57       16,529.01         15,292.29
 29-Sep-95        15,175.93       16,779.03         15,440.63
 31-Oct-95        15,384.01       17,181.83         15,641.35
 30-Nov-95        15,605.96       17,626.31         15,875.97
 29-Dec-95        16,679.50       19,063.04         16,098.24
 31-Jan-96        16,753.83       18,958.46         16,204.49
 29-Feb-96        16,248.39       17,837.98         15,922.53
 29-Mar-96        15,951.07       17,389.79         15,811.07
 30-Apr-96        15,683.48       16,926.66         15,722.53
 31-May-96        15,490.23       16,672.69         15,691.08
 28-Jun-96        15,638.89       16,971.48         15,901.34
 31-Jul-96        15,564.56       16,851.96         15,944.28
 30-Aug-96        15,445.63       16,538.23         15,917.17
 30-Sep-96        15,638.89       16,941.60         16,194.13
 31-Oct-96        15,965.94       17,584.01         16,553.64
 29-Nov-96        16,174.06       18,106.90         16,836.71
 31-Dec-96        16,828.07       18,622.52         16,680.13
 31-Jan-97        16,780.31       18,413.45         16,731.83
 28-Feb-97        16,684.79       18,284.80         16,773.66
 31-Mar-97        16,398.22       17,721.95         16,587.48
 30-Apr-97        16,525.58       18,075.74         16,836.29
 30-May-97        16,589.26       18,156.15         16,996.23
 30-Jun-97        16,652.95       18,349.13         17,198.49
 31-Jul-97        17,003.20       19,281.86         17,662.85
 29-Aug-97        16,748.47       18,654.68         17,512.71
 30-Sep-97        16,875.83       19,040.64         17,771.90
 31-Oct-97        17,035.04       19,507.01         18,029.59
 28-Nov-97        16,971.36       19,507.01         18,112.53
 31-Dec-97        18,041.22       20,844.65         18,295.47
 30-Jan-98        18,245.08       21,222.40         18,529.65
 27-Feb-98        18,092.19       20,982.01         18,514.83
 31-Mar-98        18,024.23       20,878.99         18,577.78
 30-Apr-98        18,024.23       20,827.48         18,674.38
 29-May-98        18,075.20       21,119.37         18,851.79
 30-Jun-98        18,092.19       21,308.25         19,012.03
 31-Jul-98        18,041.22       21,170.88         19,051.95
 31-Aug-98        18,347.01       21,995.06         19,362.50
 30-Sep-98        18,703.75       23,042.44         19,815.58
 30-Oct-98        18,652.79       22,922.25         19,710.56
 30-Nov-98        18,465.92       22,596.01         19,822.91
 31-Dec-98        19,497.42       23,868.68         19,882.38
 29-Jan-99        19,479.37       23,777.51         20,023.54
 26-Feb-99        19,172.47       22,683.46         19,673.13
 31-Mar-99        19,172.47       22,628.75         19,781.33
 30-Apr-99        19,495.65       23,017.32         19,844.63
 28-May-99        18,919.72       21,899.38         19,670.00
 30-Jun-99        18,847.51       21,607.63         19,607.06
 30-Jul-99        18,793.35       21,352.35         19,524.71
 31-Aug-99        18,721.14       21,170.01         19,514.94
 30-Sep-99        18,757.24       21,279.42         19,741.32
 29-Oct-99        19,657.34       22,243.17         19,814.36


                          Average Annual Total Returns
                          Based on Net Amount Invested


The AAL U.S. Government Zero Coupon Target Funds As of October 29, 1999

                    1-Year    5-Year    From Inception

Series 2001         0.57%     7.81%     8.42%

Series 2006         (7.02%)   10.23%    9.93%



SEC Standardized Returns As of September 30, 1999

                    1-Year    5-Year    From Inception

Series 2001         0.59%     7.59%     8.48%

Series 2006         (7.08%)   10.05%    10.02%


Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Schedule of Investments

Investment Objective
The Funds seek high investment return from U.S. government securities that provide investors with a reasonable assurance that they will receive a target dollar amount predictable at the time of investment.



          The AAL U.S. Government Zero Coupon Target Fund Series 2001

SCHEDULE OF INVESTMENTS AS OF OCTOBER 29, 1999

Principal                                              Yield to       Maturity     Market
Amount         Long-Term Obligations (105.5%)          Maturity       Date         Value

U.S. GOVERNMENT ZERO COUPON BONDS

$1,706,000     Separate Trading of Registered Interest
               and Principal of Securities             5.79%          11/15/2001   $1,518,047

               Total Long-Term Investments
               (amortized cost basis $1,474,148)                                   1,518,047

               Other Assets, less Liabilities (5.5%)                               (79,093)

               NET ASSETS (100.0%)                                                 $1,438,954




          The AAL U.S. Government Zero Coupon Target Fund Series 2006

SCHEDULE OF INVESTMENTS AS OF OCTOBER 29, 1999

Principal                                              Yield to       Maturity     Market
Amount         Long-Term Obligations (104.9%)          Maturity       Date         Value

U.S. GOVERNMENT ZERO COUPON BONDS

$2,373,000     Separate Trading of Registered Interest
               and Principal of Securities             6.25%          11/15/2006   $1,537,746

               Total Long-Term Investments
               (amortized cost basis $1,372,978)                                   1,537,746

               Other Assets, less Liabilities (4.9%)                               (71,351)

               NET ASSETS (100.0%)                                                 $1,466,395

The accompanying notes to the financial statements are an integral part of this schedule.

                      Statement of Assets and Liabilities
                                  (unaudited)

AS OF OCTOBER 29, 1999


                The AAL U.S. Government Zero Coupon Target Funds

                                                  Series 2001        Series 2006
Assets
Investments, at value                             $1,518,047         $1,537,746
(Cost: $1,474,148 and $1,372,978, respectively)
Cash                                              2,062              6,213
Prepaid expenses                                  507                487
Total Assets                                      $1,520,616         $1,544,446
Liabilities
Income distributions payable                      $74,579            $74,083
Accrued expenses                                  7,083              3,968
Total Liabilities                                 $81,662            $78,051
Net Assets
Trust capital (beneficial interest)               $1,390,952         $1,288,117
Accumulated undistributed net income (loss)       309                805
Net unrealized appreciation on investments        43,899             164,768
Accumulated net realized gain on investments      3,794              12,705
Total Net Assets                                  $1,438,954         $1,466,395

Total Liabilities and Capital                     $1,520,616         $1,544,446


Shares of beneficial interest outstanding
(unlimited number of shares authorized)           138,875            126,322

Net asset value per share                         $10.36             $11.61

Maximum public offering price                     $10.88             $12.19

The accompanying notes to the financial statements are an integral part of this statement.

                            Statement of Operations
                                  (unaudited)

FOR THE PERIOD ENDED OCTOBER 29, 1999

The AAL U.S. Government Zero Coupon Target Funds

                                                  Series 2001        Series 2006
Investment Income
Taxable interest                                  $51,988            $52,240
Total Investment Income                           51,988             52,240

Expenses
Audit and legal fees                              2,095              1,864
Custodian fees                                    297                277
Administrative service fees                       1,515              1,515
Printing and postage expense                      508                518
SEC and state registration fees                   335                337
Transfer agent fees                               761                749
Trustees fees and expenses                        2,329              2,329
Other expenses                                    34                 41
Total Expenses                                    7,874              7,630

Less reimbursement from Adviser                   (562)              (201)
Total Net Expenses                                7,312              7,429

Net Investment Income                             44,676             44,811

Realized and Unrealized Gains on Investments
Net realized gains on investments                 1,860              1,991
Increase in unrealized appreciation
     on investments                               (35,119)           (101,005)
Net Realized & Unrealized Gains/(Losses)
     on Investments                               (33,259)           (99,014)

Net Increase/Decrease in Net Assets Resulting
     from Operations                              $11,417            ($54,203)

The accompanying notes to the financial statements are an integral part of this statement.

                       Statement of Changes in Net Assets
                                  (unaudited)

                The AAL U.S. Government Zero Coupon Target Funds

                                                Series 2001             Series 2006

                                             Year      Period         Year      Period
                                             Ended     Ended          Ended     Ended
                                             4/30/99   10/29/99       4/30/99   10/29/99
Operations
Net investment income                        $90,363   $44,676        $88,775   $44,811
Net realized gains on investments            2,875     1,860          20,752    1,991
Increase (decrease) in unrealized
   appreciation on investments               (844)     (35,119)       20,646    (101,005)
Net Increase (Decrease) in Net Assets
Resulting from Operations                    92,394    11,417         130,173   (54,203)

Distributions to Shareholders
Dividends from net investment income         (90,363)  (44,676)       (88,775)  (44,811)
Capital gains distributions                  (5,518)      -           (12,850)     -
Total Distributions to Shareholders          (95,881)  (44,676)       (101,625) (44,811)

Trust Shares Transactions
Income dividends reinvested                  90,282       -           85,754       -
Capital gains distributions reinvested       5,483        -           12,747       -
Redemption of trust shares                   (71,431)  (73,630)       (168,234) (9,351)
Net Increase (Decrease) in Trust Capital     24,334    (73,630)       (69,733)  (9,351)
Net Increase (Decrease) in Net Assets        20,847    (106,889)      (41,185)  (108,365)

Net Assets Beginning of Period               1,524,996 1,545,843      1,615,945 1,574,760

Net Assets End of Period                    $1,545,843 $1,438,954    $1,574,760 $1,466,395

The accompanying notes to the financial statements are an integral part of this statement.

Notes to Financial Statements

AS OF OCTOBER 29, 1999

A: Organization

The AAL Mutual Funds (the "Trust") was organized as a Massachusetts Business Trust on March 31, 1987, and is registered as an open-end diversified management company under the Investment Company Act of 1940. The Trust commenced operations on July 16, 1987, and currently consists of The AAL Small Cap Stock, Mid Cap Stock, International, Capital Growth, Equity Income, Balanced, High Yield Bond, Municipal Bond, Bond, Money Market and U.S. Government Zero Coupon Target Funds. The twelve AAL Mutual Funds are collectively referred to as the "Funds."

On November 14, 1990, The AAL U.S. Government Zero Coupon Target Funds Series 2001 and 2006 commenced operations. Effective June 1, 1993, the Board of Trustees of The AAL Mutual Funds closed The AAL U.S. Government Zero Coupon Target Funds Series 2001 and 2006 to new shareholders and to additional purchases of shares by existing shareholders.


B:  Significant Accounting Policies

The Funds' principal accounting policies are:

Valuation-Securities traded on national securities exchanges are valued at last reported sales prices. All other securities are valued at the latest bid quotation if such quotations are readily available. Otherwise, such securities are valued at a fair value as determined in good faith by the Investment Adviser under supervision of the Board of Trustees.

Federal Income Taxes-Each Fund intends to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly anticipate paying no Federal income taxes and no Federal income tax provision was required.

Distributions to Shareholders-Net investment income is distributed to each shareholder as a dividend. Dividends from the Target Funds are declared daily and distributed annually. Net realized gains from securities transactions, if any, are distributed at least annually in the calendar year.

Other-For financial statement purposes, investment security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discount is amortized over the life of the respective bonds. Realized gains or losses on sales are determined on a specific cost identification basis. Generally accepted accounting principles require permanent financial reporting and tax differences be reclassified to trust capital.

Use of Estimates-The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

AS OF OCTOBER 29, 1999


C: Investment Advisory Management Fees and Transactions with Related Parties

The Trust has entered into an Investment Advisory Agreement with AAL Capital Management Corporation (the "Adviser") under which the two separate Target Fund portfolios pay a fee for investment advisory services. The annual rate of fees under the Investment Advisory Agreement are calculated at: 0.50 of 1% of the average daily net assets of The AAL U.S. Government Zero Coupon Target Funds Series 2001 and Series 2006. Payments under the Investment Advisory Agreement were discontinued effective July 1, 1993. For the period May 1, 1995, through October 31, 1995, the Adviser entered into a sub-advisory agreement with Duff & Phelps Investment Management Co. (the "Sub-Adviser"). The sub-advisory fee, which was paid by the Adviser, was equal to: 0.10 of 1% of the average daily net assets for The AAL U.S. Government Zero Coupon Target Funds. Effective November 1, 1995, the sub-advisory agreement was terminated.

The Trust has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Trust to use a portion of its assets to finance certain sales activities relating to the distribution of shares to investors. Payments under the Plan are equal to a maximum of 0.10 of 1% of average daily net assets. Payments under the Plan were discontinued effective July 1, 1993.

Trustees of the Trust not affiliated with AAL or the Adviser received $4,727 in fees for fiscal 1999-2000 from the Target Funds. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings.

Each Fund is charged for those expenses that are directly attributable to it, such as advisory, custodian and certain shareholder service fees, while other expenses that cannot be directly attributable to a Fund are allocated among the Funds in proportion to the net assets, number of shareholder accounts, or other reasonable basis of the respective Fund.

The Adviser voluntarily has reimbursed The AAL U.S. Government Zero Coupon Target Funds for all expenses in excess of 1% of average daily net assets since inception.

AAL is the ultimate parent company for AAL Capital Management Corporation.

AS OF OCTOBER 29, 1999

D: Security Transactions

During the year ended April 30, 1999, and the period ended October 29, 1999, purchases and sales of securities other than short-term obligations were as follows:


                         Purchases                Sales

                    4/30/99   10/29/99       4/30/99   10/29/99

Series 2001         $--      $--             $91,650   $78,842
Series 2006          --       --             189,275   22,623

All purchases and sales of The AAL U.S. Government Zero Coupon Target Funds were in U.S. government obligations.

Cost of investments is substantially the same for financial reporting purposes and Federal income tax purposes.

The gross unrealized appreciation on investments at April 30, 1999, and October 29, 1999, were as follows:

                                4/30/99                                            10/29/99

                                              Net Unrealized                                     Net Unrealized
               Appreciation  (Depreciation)   Appreciation        Appreciation  (Depreciation)   Appreciation

Series 2001    $  79,018     $--              $  79,018           $  43,899     $--              $  43,899
Series 2006      265,773      --                265,773             164,768      --                164,768


E: Trust Transactions

Transactions in trust shares for the year ended April 30, 1999, and period ended October 29, 1999, were as follows:

                                     Series 2001         Series 2006
                                 4/30/99  10/29/99    4/30/99  10/29/99

Shares purchased                   --        --        --        --
Income dividends reinvested        8,359     --        6,551     --
Capital gains reinvested.          505       --        968       --
Shares redeemed                    (6,692)   (7,033)   (13,631)  (778)
Net Increase (Decrease)
of Trust Shares                    2,172     (7,033)   (6,112)   (778)

                              Financial Highlights

                             PER SHARE INFORMATION
Series 2001

                                                  Year           Year           Year           Year           Year          Period
                                                  Ended          Ended          Ended          Ended          Ended         Ended
                                                  4/30/95        4/30/96        4/30/97        4/30/98        4/30/99       10/29/99

Net asset value: beginning of period.             $10.54         $10.37         $10.55         $10.38         $10.61        $10.59

Income from Investment Operations
Net investment income                             0.66           0.65           0.64           0.63           0.64          0.32

Net realized and unrealized gain (loss)
on investments                                    --             0.33           (0.07)         0.30           0.02          (0.23)

Total from Investment Operations                  0.66           0.98           0.57           0.93           0.66          0.09


Distributions from:
Net investment income                             (0.66)         (0.76)         (0.64)         (0.63)         (0.64)        (0.32)

Net realized capital gains                        (0.17)         (0.04)         (0.10)         (0.07)         (0.04)        --

Total Distributions                               (0.83)         (0.80)         (0.74)         (0.70)         (0.68)        (0.32)

Net increase (decrease) in net asset value        (0.17)         0.18           (0.17)         0.23           (0.02)        (0.23)

Net asset value: end of period                    $10.37         $10.55         $10.38         $10.61         $10.59        $10.36

Total return (c)                                  6.82%          9.23%          5.42%          9.17%          6.23%         2.82%

Net assets: end of period (in thousands)          $1,755         $1,811         $1,711         $1,525         $1,546        $1,439

Ratio of expenses to average net assets (a)       1.00%          1.00%          0.97%          0.77%          1.00%         1.00%

Ratio of net investment income
to average net assets (b)                         6.50%          5.84%          6.08%          6.16%          5.88%         6.13%

Portfolio turnover rate                           0.00%          0.00%          0.00%          0.00%          0.00%         0.00%


(a) Computed after giving effect to Adviser's expense limitation undertaking. If the Funds had paid all of their expenses, the ratio would have been as follows:
               Year      Year      Year      Year      Year      Period
               Ended     Ended     Ended     Ended     Ended     Ended
               4/30/95   4/30/96   4/30/97   4/30/98   4/30/99   10/29/99

Series 2001    2.00%     1.74%     0.99%     0.84%     1.00%     1.08%

Series 2006    2.49%     2.07%     1.17%     0.90%     0.97%     1.03%

PER SHARE INFORMATION
                                  Series 2006

                                                  Year           Year           Year           Year           Year          Period
                                                  Ended          Ended          Ended          Ended          Ended         Ended
                                                  4/30/95        4/30/96        4/30/97        4/30/98        4/30/99       10/29/99

                                                  $10.96         $10.93         $11.33         $11.24         $12.13        $12.39


                                                  0.73           0.71           0.71           0.70           0.71          0.36


                                                  0.18           0.65           0.08           1.00           0.36          (0.78)

                                                  0.91           1.36           0.79           1.70           1.07          (0.42)



                                                  (0.73)         (0.87)         (0.71)         (0.70)         (0.71)        (0.36)

                                                  (0.21)         (0.09)         (0.17)         (0.11)         (0.10)        --

                                                  (0.94)         (0.96)         (0.88)         (0.81)         (0.81)        (0.36)

                                                  (0.03)         0.40           (0.09)         0.89           0.26          (0.78)

                                                  $10.93         $11.33         $11.24         $12.13         $12.39        $11.61

                                                  9.05%          11.80%         6.84%          15.30%         8.69%         (1.55%)

                                                  $1,400         $1,480         $1,453         $1,616         $1,575        $1,466

                                                  1.00%          1.00%          1.00%          0.82%          0.97%         1.00%


                                                  6.95%          5.83%          6.22%          6.03%          5.51%         6.05%

                                                  0.00%          0.00%          0.00%          0.00%          0.00%         0.00%

(b) If the Funds had paid all of their expenses the ratio of net investment income to average assets would have been as follows:

               Year      Year      Year      Year      Year      Period
               Ended     Ended     Ended     Ended     Ended     Ended
               4/30/95   4/30/96   4/30/97   4/30/98   4/30/99   10/29/99


Series 2001    5.51%     5.10%     6.07%     6.10%     5.88%     6.06%

Series 2006    5.46%     4.76%     6.04%     5.96%     5.51%     6.08%


(c) Total returns are based on net amount invested. Periods less than one year are not annualized.

Board               John O. Gilbert-Chairman of the Board
of                  F. Gregory Campbell
Trustees            Woodrow E. Eno
                    Richard L. Gady
                    John H. Pender
                    Edward W. Smeds
                    Lawrence M. Woods

Officers            Robert G. Same           President
                    James H. Abitz           Vice-President
                    Woodrow E. Eno           Vice-President
                    Charles D. Gariboldi     Treasurer
                    Fredrick D. Kelsven      Secretary

Investment          AAL Capital Management Corporation
Adviser &           222 West College Avenue
Distributor         Appleton, WI  54919-0007

Custodian           Citibank, N.A.
                    111 Wall Street
                    New York, NY 10043

Transfer Agent &    Firstar Trust Company
Disbursing Agent    615 East Michigan Street
                    P.O. Box 2981
                    Milwaukee, WI  53201-2981

Legal               Quarles & Brady
Counsel             411 East Wisconsin Avenue
                    Milwaukee, WI  53202

Independent         PricewaterhouseCoopers LLP
Accountants         Suite 1500
                    100 East Wisconsin Avenue
                    Milwaukee, WI  53202


                                   [AAL LOGO]
                              The AAL Mutual Funds
                222 West College Avenue, Appleton, WI 54919-0007
                                  800-553-6319
                                  www.aal.org
                             email: aalcmc@aal.org